MERGER WITH HWH INTERNATIONAL INC. (A NEVADA CORPORATION)	3 Months Ended
Mar. 31, 2024
Business Combination, Asset Acquisition, and Joint Venture Formation [Abstract]
MERGER WITH HWH INTERNATIONAL INC. (A NEVADA CORPORATION)

NOTE 3 - MERGER WITH HWH INTERNATIONAL INC. (A NEVADA CORPORATION)

HWH International Inc. (f.k.a. Alset Capital Acquisition Corp.; “SPAC”, the” Company”) was a special purpose acquisition company, incorporated in Delaware on October 20, 2021 and formed for the purpose of effecting a merger, capital stock exchange, asset acquisition, stock purchase, reorganization or similar business combination with one or more businesses (the “Business Combination”). On January 9, 2024, the Company, HWH International Inc. (a Nevada corporation, “HWH-NV”) and HWH Merger Sub Inc. consummated the merger (the “Reverse Recapitalization”) pursuant to an agreement and plan of merger dated as of September 9, 2022.

The transaction was accounted for as a Reverse Recapitalization in accordance with accounting principles generally accepted in the United States (“GAAP”). Under this method of accounting, SPAC was treated as the “acquired” company for financial reporting purposes. This determination is primarily based on the fact that subsequent to the Reverse Recapitalization, HWH-NV stockholders comprise a majority of voting power on the Company, most of senior management of HWH-NV continued as senior management of the combined company and identified a majority of the members of the board of directors of the combined company, both companies are under common control; and HWH-NV’s operations comprise the ongoing operations of the combined company. Accordingly, for accounting purposes, the Company is considered to be a continuation of HWH-NV, with the net identifiable assets of SPAC deemed to have been acquired by HWH-NV in exchange for HWH-NV common shares accompanied by a recapitalization, with no goodwill or intangible assets recorded.

In connection with the business Combination:

●	The holders of 8,591,072 Public Shares properly exercised their right to have such shares redeemed for a full pro rata portion of the trust account holding the proceeds from the IPO.

●	Immediately prior to the consummation of the Reverse Recapitalization (i) each of the 1,972,896 shares of SPAC’s Class A Common Stock was cancelled and converted into 1,972,896 shares of the Company’s common stock; (ii) each of the issued and outstanding 2,156,250 shares of SPAC’s Class B Common Shares were converted into 2,156,250 shares of SPAC’s Class A Common Stock and subsequently into 2,156,250 shares of the Company’s common stock; (iii) each of the SPAC’s 476,890 units were split into their component securities; and (iv) 909,875 new shares of the Company’s common stock were issued in connection with the conversion of the SPAC’s rights into the Company’s common shares.

●	12,500,000 shares of the Company’s common stock were delivered as consideration in the Business Combination

●	149,443 shares of the Company’s common stock were issued to a third party as payment for $1,509,375 of underwriting compensation.

The transaction described above was a transaction between entities under common control. SPAC, prior to the Business Combination, was in 26% owned by Alset International Limited a public company listed on the Singapore Exchange Securities Trading Limited and 32% owned by Alset Inc., the ultimate owner of both SPAC and HWH-NV. HWH-NV was wholly-owned by Alset International Limited. In the transactions under common control, financial statements and financial information were presented as of the beginning of the period as though the assets and liabilities had been transferred at that date.